Related Party Transactions and Balances	12 Months Ended
Jul. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Party Transactions and Balances

10. Related Party Transactions and Balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making operating and financial decisions. This would include the Company’s senior management, who are considered to be key management personnel by the Company. Parties are also related if they are subject to common control or significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

As at July 31, 2021, included in accounts payable and accrued liabilities are amounts owing to a company controlled by an officer in the amount of $6,283 (July 31, 2020 – $42,735) for consulting fees and amounts owing to directors of $42,247 (July 31, 2020– $501,219) for director’s fees.

During the years ended July 31, 2021 and 2020, the Company incurred the following expenses charged by directors and key management personnel or companies controlled by these individuals:

	Year Ended
	July 31, 2021	July 31, 2020 Restated (Note 2)	August 1, 2019 Restated (Note 2)

a) Paid or accrued professional fees to a company controlled by an officer of the Company	$114,278	$34,188	$34,188
b) Paid or accrued consulting fees to companies controlled by individual directors.	$34,632	$46,238	$98,585
c) Paid or accrued wages and consulting fees to directors	$617,733	$440,627	$228,684
d) Share based compensation to directors and officers	$1,714,508	$-	$-